Federated Hermes Intermediate Corporate Bond Fund
Portfolio of Investments
January 31, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.4%
	Basic Industry - Chemicals—0.1%
$ 405,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 409,858
	Basic Industry - Metals & Mining—0.7%
420,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	402,327
215,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	198,825
610,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.750%, 4/5/2034	639,906
865,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.371%, 4/4/2029	895,134
810,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	849,216
	TOTAL	2,985,408
	Basic Industry - Paper—0.3%
1,000,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	1,031,046
50,000	Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	56,922
	TOTAL	1,087,968
	Capital Goods - Aerospace & Defense—2.7%
310,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	307,646
225,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	217,748
1,620,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	1,600,911
505,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	486,894
1,730,000	Boeing Co., Sr. Unsecd. Note, 5.150%, 5/1/2030	1,778,634
540,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	597,561
560,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	558,805
385,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	381,390
540,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	486,800
500,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.150%, 8/15/2028	504,135
665,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	673,810
1,000,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.650%, 7/15/2030	1,016,757
1,300,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	1,312,923
1,450,000	RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	1,457,109
240,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	248,302
	TOTAL	11,629,425
	Capital Goods - Building Materials—1.0%
1,190,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	1,162,414
925,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	917,347
500,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	522,851
470,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	503,139
290,000	Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	275,832
870,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	780,698
200,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	198,450
	TOTAL	4,360,731
	Capital Goods - Construction Machinery—0.9%
700,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	723,720
800,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	793,513
1,000,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	1,008,514
675,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 5.500%, 1/12/2029	699,181
605,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	603,091
	TOTAL	3,828,019

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—1.2%
$ 975,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	$ 948,595
480,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	438,813
520,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	474,700
500,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	517,217
170,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	176,144
540,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	522,502
790,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	801,214
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	480,977
600,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	628,621
	TOTAL	4,988,783
	Capital Goods - Environmental—0.9%
1,005,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	1,030,464
1,055,000	Republic Services, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2035	1,087,528
1,005,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	950,154
835,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	862,422
	TOTAL	3,930,568
	Communications - Cable & Satellite—0.9%
865,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	812,658
1,225,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	1,104,591
245,000	Charter Communications, Inc., 4.200%, 3/15/2028	244,171
700,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	700,020
810,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 5/15/2032	828,507
	TOTAL	3,689,947
	Communications - Media & Entertainment—1.6%
1,005,000	AppLovin Corp., Sr. Unsecd. Note, 5.375%, 12/1/2031	1,039,019
690,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	706,661
695,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	693,833
865,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	837,174
750,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	742,143
635,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	637,366
255,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	260,341
1,670,000	Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	1,708,334
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	198,712
	TOTAL	6,823,583
	Communications - Telecom Wireless—2.4%
1,000,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	1,014,640
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	455,601
780,000	American Tower Corp., Sr. Unsecd. Note, 4.700%, 12/15/2032	780,925
530,000	American Tower Corp., Sr. Unsecd. Note, 4.900%, 3/15/2030	541,610
670,000	American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	689,110
1,490,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	1,333,217
600,000	Orange S.A., Sr. Unsecd. Note, 144A, 4.750%, 1/13/2033	598,766
420,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	416,714
2,875,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	2,826,600
1,510,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	1,534,798
	TOTAL	10,191,981
	Communications - Telecom Wirelines—2.7%
760,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	744,694
2,280,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	1,940,326

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 860,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	$ 791,064
540,000	AT&T, Inc., Sr. Unsecd. Note, 4.550%, 11/1/2032	536,324
540,000	AT&T, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2035	551,195
455,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	455,656
810,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	826,722
1,550,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	1,569,338
230,000	Telefonica S.A., Co. Guarantee, 7.045%, 6/20/2036	257,022
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	264,726
485,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	443,231
1,265,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	1,213,171
1,725,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	1,694,817
	TOTAL	11,288,286
	Consumer Cyclical - Automotive—5.0%
1,550,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	1,526,499
1,000,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.500%, 4/12/2031	997,372
1,095,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	1,116,887
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	249,943
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	951,708
295,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.753%, 4/6/2033	297,835
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	1,043,547
995,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	1,048,262
320,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	345,873
750,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	751,379
545,000	General Motors Co., Sr. Unsecd. Note, 5.600%, 10/15/2032	569,705
675,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	661,564
850,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	878,766
270,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.400%, 5/8/2027	274,403
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	315,233
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.000%, 1/9/2028	413,601
320,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.500%, 9/18/2030	320,224
1,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.800%, 1/10/2033	996,309
2,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	2,058,160
1,240,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	1,280,813
465,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.800%, 8/1/2029	474,306
675,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	690,971
1,200,000	Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	1,188,013
725,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.800%, 5/15/2030	742,869
600,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.200%, 1/11/2027	597,356
1,300,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.750%, 11/13/2028	1,315,254
	TOTAL	21,106,852
	Consumer Cyclical - Retailers—2.5%
1,575,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,456,408
1,000,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	950,175
415,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	418,850
1,310,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	1,307,417
580,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	572,811
850,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	849,326
550,000	AutoZone, Inc., Sr. Unsecd. Note, 5.200%, 8/1/2033	563,685
760,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	737,990
1,080,000	Home Depot, Inc., Sr. Unsecd. Note, 3.950%, 9/15/2030	1,075,419

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$1,000,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	$ 1,025,568
1,000,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	879,582
665,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	591,780
265,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	273,436
	TOTAL	10,702,447
	Consumer Cyclical - Services—1.7%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	181,789
1,665,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	1,653,923
1,270,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	1,265,457
815,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	808,708
880,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	878,330
235,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	230,397
185,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	172,418
1,800,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	1,806,696
	TOTAL	6,997,718
	Consumer Non-Cyclical - Food/Beverage—4.7%
1,650,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	1,684,238
845,000	Campbells Co./The, Sr. Unsecd. Note, 4.550%, 3/21/2031	839,208
1,195,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,129,447
1,325,000	Constellation Brands, Inc., Sr. Unsecd. Note, 2.875%, 5/1/2030	1,251,472
590,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	570,076
1,085,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.600%, 2/15/2028	1,077,303
355,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	353,272
1,000,000	Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	996,114
1,080,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.250%, 3/15/2031	967,807
1,105,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.430%, 6/15/2027	1,096,198
810,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	802,634
300,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.050%, 4/15/2032	289,111
405,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.750%, 4/1/2030	396,254
1,810,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	1,804,785
605,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/1/2032	621,874
1,625,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	1,664,337
595,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	590,844
1,620,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	1,549,960
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	265,998
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	672,310
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	59,987
605,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	599,927
570,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	590,200
	TOTAL	19,873,356
	Consumer Non-Cyclical - Health Care—3.1%
1,355,000	180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	1,345,990
655,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	610,637
193,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	171,088
760,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	775,695
25,053	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	25,067
700,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	671,546
960,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	981,039
2,010,000	CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	2,091,526
490,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	465,965

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 385,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	$ 406,479
375,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	402,713
1,310,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	1,301,917
600,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	594,326
1,000,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,024,721
1,450,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	1,505,663
613,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	635,471
	TOTAL	13,009,843
	Consumer Non-Cyclical - Pharmaceuticals—3.2%
565,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	565,576
1,165,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	1,157,357
1,030,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2027	1,041,060
550,000	AbbVie, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2034	563,988
2,145,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	2,226,123
600,000	AstraZeneca Finance LLC, Sr. Unsecd. Note, 4.875%, 3/3/2028	612,836
650,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	652,224
1,915,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	1,921,317
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	170,114
380,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	391,552
1,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 5.200%, 2/22/2034	1,035,012
140,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	131,895
350,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	353,733
850,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.650%, 5/19/2030	866,599
800,000	Pfizer, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2032	802,778
830,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	742,696
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	297,768
	TOTAL	13,532,628
	Consumer Non-Cyclical - Products—0.2%
850,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	868,813
	Consumer Non-Cyclical - Tobacco—1.7%
590,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	568,998
370,000	BAT Capital Corp., Sr. Unsecd. Note, 4.625%, 3/22/2033	366,769
1,030,000	BAT Capital Corp., Sr. Unsecd. Note, 5.625%, 8/15/2035	1,069,989
515,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	546,920
445,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	520,190
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.750%, 11/1/2031	1,019,100
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	509,610
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	511,996
1,240,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	1,280,407
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.250%, 2/13/2034	516,325
150,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	157,818
250,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	271,308
	TOTAL	7,339,430
	Energy - Independent—1.8%
165,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	170,151
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	499,068
600,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	617,152
1,205,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	1,234,557
300,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	323,999
1,675,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	1,682,176

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$1,650,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	$ 1,702,157
1,150,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	1,221,380
	TOTAL	7,450,640
	Energy - Integrated—1.2%
1,350,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	1,378,448
905,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 9/19/2027	898,818
1,495,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	1,339,198
215,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	214,818
1,120,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	1,076,880
	TOTAL	4,908,162
	Energy - Midstream—4.2%
260,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	245,774
600,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	608,885
500,000	Enbridge, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2031	500,261
1,005,000	Enbridge, Inc., Sr. Unsecd. Note, 5.550%, 6/20/2035	1,037,145
905,000	Enbridge, Inc., Sr. Unsecd. Note, 6.200%, 11/15/2030	972,891
505,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	492,249
160,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	164,628
200,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	205,928
930,000	Energy Transfer LP, Sr. Unsecd. Note, 5.700%, 4/1/2035	963,441
280,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	294,355
425,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	424,879
1,110,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	1,111,074
1,000,000	MPLX LP, Sr. Unsecd. Note, 5.000%, 1/15/2033	1,002,736
395,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	414,338
1,710,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,566,344
500,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 3/15/2030	517,708
830,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	830,018
490,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	494,445
440,000	ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	457,079
250,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	264,859
420,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	449,367
130,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	124,403
420,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.900%, 9/15/2030	428,527
500,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.400%, 7/30/2036	501,059
700,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	748,208
375,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	395,161
480,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	479,052
1,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2036	995,960
915,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	928,570
	TOTAL	17,619,344
	Financial Institution - Banking—23.1%
930,000	American Express Co., Sr. Unsecd. Note, 4.918%, 7/20/2033	942,380
1,000,000	American Express Co., Sr. Unsecd. Note, 5.389%, 7/28/2027	1,006,827
1,000,000	American Express Co., Sub., 5.625%, 7/28/2034	1,041,599
155,000	Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	161,448
2,825,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,635,532
2,170,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	2,160,549
1,520,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	1,576,566
1,755,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	1,673,848

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	$ 998,973
2,255,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,252,144
970,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	954,743
1,000,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	1,001,284
1,170,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 6.317%, 10/25/2029	1,240,126
1,000,000	Capital One Financial Co., Sr. Unsecd. Note, 4.493%, 9/11/2031	993,662
535,000	Capital One Financial Co., Sr. Unsecd. Note, 4.722%, 1/30/2032	535,277
400,000	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	417,272
1,485,000	Citigroup, Inc., 4.125%, 7/25/2028	1,486,937
2,500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,318,491
2,010,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	1,840,929
1,325,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,319,441
845,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	848,933
420,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	438,053
835,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	884,408
790,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	737,496
1,025,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	1,069,296
740,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	810,668
1,000,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	1,045,488
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	491,484
600,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	587,923
250,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	254,390
700,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.141%, 1/29/2037	695,462
1,525,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	1,583,568
1,500,000	FNB Corp. (PA), 5.722%, 12/11/2030	1,534,574
1,230,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	1,226,680
850,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	754,614
1,950,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	1,792,327
2,080,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	2,070,899
1,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	1,533,254
700,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	723,904
1,000,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.623%, 1/28/2032	1,001,876
330,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	345,944
725,000	Huntington National Bank, Sr. Unsecd. Note, 5.650%, 1/10/2030	759,150
2,035,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	1,834,012
1,570,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.739%, 10/15/2030	1,492,467
785,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	720,108
350,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	350,619
360,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	369,204
1,010,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	1,037,154
1,500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.299%, 7/24/2029	1,544,552
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.502%, 1/24/2036	520,213
1,120,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.572%, 4/22/2036	1,169,103
385,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.581%, 4/22/2030	401,202
185,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	201,917
460,000	KeyCorp, Sr. Unsecd. Note, 5.305%, 1/28/2037	460,701
1,200,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	1,300,665
635,000	M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	639,337
675,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	677,896
520,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	563,759

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 500,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	$ 507,185
850,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	862,067
450,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	449,430
1,325,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	1,359,863
1,720,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	1,779,841
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.664%, 4/17/2036	1,045,070
1,825,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	1,619,921
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.622%, 4/1/2031	1,359,661
1,135,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	1,124,986
1,855,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	1,890,941
750,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.373%, 7/21/2036	768,200
585,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	605,679
315,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	330,585
38,690	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	8,125
1,100,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	1,131,306
1,000,000		State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	1,027,292
700,000		State Street Corp., Sub., 6.123%, 11/21/2034	754,275
1,550,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,582,411
950,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	990,539
415,000		Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	416,150
725,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	696,426
810,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.071%, 5/20/2031	830,275
2,090,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,121,427
375,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	403,880
1,240,000		U.S. Bancorp, Sr. Unsecd. Note, 4.653%, 2/1/2029	1,254,983
755,000		U.S. Bancorp, Sr. Unsecd. Note, 5.083%, 5/15/2031	777,082
465,000		U.S. Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	481,356
270,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	280,342
395,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	418,733
540,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	478,255
425,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	418,055
800,000		Wells Fargo & Co., Sr. Unsecd. Note, 4.892%, 9/15/2036	791,551
465,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	482,571
1,030,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.557%, 7/25/2034	1,073,726
1,250,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	1,293,544
465,000		Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	511,821
1,295,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,268,343
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,402,112
2,125,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	2,113,835
		TOTAL	97,743,172
		Financial Institution - Broker/Asset Mgr/Exchange—1.2%
465,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	462,309
800,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	883,648
1,600,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.625%, 10/15/2031	1,424,768
1,065,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	1,106,778
250,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	258,588
840,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.900%, 9/11/2035	832,126
		TOTAL	4,968,217
		Financial Institution - Finance Companies—1.6%
800,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Sub. Secd. Note, 4.750%, 1/15/2033	792,484

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—continued
$ 365,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	$ 354,171
1,080,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	999,481
725,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	731,192
400,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	407,196
725,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	719,441
800,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	816,347
140,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	144,276
1,000,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	1,013,702
770,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	812,273
	TOTAL	6,790,563
	Financial Institution - Insurance - Health—1.5%
905,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	851,992
1,510,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.101%, 3/1/2028	1,514,159
540,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.600%, 9/15/2032	539,514
810,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.150%, 6/15/2029	834,917
1,005,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2035	1,020,292
1,500,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	1,536,817
	TOTAL	6,297,691
	Financial Institution - Insurance - Life—2.0%
465,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	459,895
1,300,000	CoreBridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	1,358,634
930,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	955,566
1,070,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	1,117,695
205,000	Lincoln Financial Global Funding, Sr. Secd. Note, 144A, 4.200%, 1/12/2029	204,873
1,675,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	1,597,581
700,000	Lincoln National Corp., Sr. Unsecd. Note, 5.852%, 3/15/2034	730,819
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	194,588
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	373,460
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	348,706
1,000,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2033	1,036,971
	TOTAL	8,378,788
	Financial Institution - Insurance - P&C—0.6%
1,000,000	Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	1,041,511
240,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	237,940
820,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	835,185
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	533,212
	TOTAL	2,647,848
	Financial Institution - REIT - Apartment—1.0%
800,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, 4.350%, 12/1/2030	800,835
970,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	963,199
600,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	566,427
475,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	417,952
800,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	686,267
800,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	662,656
	TOTAL	4,097,336
	Financial Institution - REIT - Healthcare—1.1%
800,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	704,130
190,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	180,345
1,135,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,137,670
600,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	609,470

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—continued
$1,020,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	$ 949,144
930,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	892,041
	TOTAL	4,472,800
	Financial Institution - REIT - Office—1.2%
1,455,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	1,194,939
1,080,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,077,966
760,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	767,529
500,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	469,434
700,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	605,724
750,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	831,244
	TOTAL	4,946,836
	Financial Institution - REIT - Other—0.9%
310,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 4.250%, 12/15/2028	310,740
1,005,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	1,038,360
280,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	282,789
500,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	451,814
365,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	361,312
500,000	WP Carey, Inc., Sr. Unsecd. Note, 4.650%, 7/15/2030	503,663
810,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	833,750
	TOTAL	3,782,428
	Financial Institution - REIT - Retail—1.2%
260,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	249,937
280,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	263,012
700,000	Kimco Realty Corp., Sr. Unsecd. Note, 4.600%, 2/1/2033	697,487
1,005,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	1,106,761
760,000	Regency Centers LP, Sr. Unsecd. Note, 3.600%, 2/1/2027	757,795
1,705,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	1,669,400
500,000	Regency Centers LP, Sr. Unsecd. Note, 5.250%, 1/15/2034	513,280
	TOTAL	5,257,672
	Sovereign—0.1%
600,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	622,755
	Technology—7.7%
1,005,000	Accenture Capital, Inc., Sr. Unsecd. Note, 4.050%, 10/4/2029	1,008,676
605,000	Alphabet, Inc., Sr. Unsecd. Note, 4.700%, 11/15/2035	602,503
1,350,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	1,337,920
570,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	581,869
1,000,000	Broadcom, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2036	999,397
1,400,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	1,451,751
1,205,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	1,248,150
585,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	583,515
260,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	257,021
1,120,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	1,150,185
1,205,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	1,218,472
455,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	459,408
24,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	24,070
500,000	Fiserv, Inc., Sr. Secd. Note, 5.250%, 8/11/2035	496,634
465,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	429,696
1,310,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	1,342,901
1,230,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	1,265,687
620,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	609,296

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 295,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	$ 274,360
665,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	596,744
800,000	Global Payments, Inc., Sr. Unsecd. Note, 5.200%, 11/15/2032	801,226
270,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	267,836
1,100,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	1,094,973
610,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.850%, 10/15/2031	615,367
600,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	591,049
930,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	951,345
325,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	311,644
785,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	789,958
600,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	609,189
500,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	500,567
550,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	562,918
390,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	399,178
2,120,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	2,211,657
2,310,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	2,090,775
860,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2032	865,515
600,000	Roper Technologies, Inc., Sr. Unsecd. Note, 5.100%, 9/15/2035	599,341
835,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	768,624
595,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	636,430
1,445,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	1,315,926
800,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	800,314
	TOTAL	32,722,087
	Transportation - Railroads—0.3%
380,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	373,435
280,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	251,926
600,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	590,624
	TOTAL	1,215,985
	Transportation - Services—2.3%
1,130,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,159,244
1,575,000	GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	1,662,477
615,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	555,438
285,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.550%, 1/15/2031	284,511
1,005,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	1,034,000
1,080,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	1,112,990
1,355,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	1,393,315
475,000	Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	486,045
910,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 4.300%, 6/15/2027	913,513
455,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	467,731
825,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	850,432
	TOTAL	9,919,696
	Utility - Electric—5.7%
690,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.950%, 6/1/2028	688,650
500,000	Alabama Power Co., Sr. Unsecd. Note, Series 20-A, 1.450%, 9/15/2030	443,941
2,050,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	1,897,408
325,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	340,624
970,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	975,218
1,740,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	1,616,144
500,000	Duke Energy Corp., Sr. Unsecd. Note, 4.500%, 8/15/2032	498,866
560,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	535,040

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 535,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	$ 553,328
1,260,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.125%, 7/12/2028	1,202,434
700,000		EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	718,685
1,005,000		EverSource Energy, Sr. Unsecd. Note, 5.950%, 2/1/2029	1,051,444
1,860,000		Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	1,843,470
1,620,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	1,673,995
1,120,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	1,131,934
1,005,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.900%, 2/28/2028	1,023,644
1,960,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	2,018,031
540,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	556,968
595,000		NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	579,185
565,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	581,268
230,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	220,943
1,285,000		Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	1,255,452
135,000	[2]	Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	134,711
540,000		Southern Power Co., Sr. Unsecd. Note, Series B, 4.900%, 10/1/2035	530,848
465,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	414,434
245,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	233,339
535,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	543,806
855,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	870,961
		TOTAL	24,134,771
		Utility - Natural Gas Distributor—0.2%
755,000		Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	765,480
		TOTAL CORPORATE BONDS (IDENTIFIED COST $400,119,897)	407,387,915
		U.S. TREASURIES—1.3%
		U.S. Treasury Notes—1.3%
2,800,000		United States Treasury Note, 3.875%, 4/30/2030	2,814,438
2,500,000		United States Treasury Note, 4.625%, 2/15/2035	2,579,687
		TOTAL U.S. TREASURIES (IDENTIFIED COST $5,354,909)	5,394,125
		INVESTMENT COMPANY—1.3%
5,422,930		Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[3] (IDENTIFIED COST $5,422,930)	5,422,930
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $410,897,736)	418,204,970
		OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	4,434,272
		NET ASSETS—100%	$422,639,242
At January 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	12	$1,341,938	March 2026	$(15,683)
United States Treasury Notes 10-Year Ultra Long Futures	38	$4,337,938	March 2026	$(60,648)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(76,331)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 4/30/2025	$19,474,905
Purchases at Cost	$72,083,307
Proceeds from Sales	$(86,135,282)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2026	$5,422,930
Shares Held as of 1/31/2026	5,422,930
Dividend Income	$162,620

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2026, these restricted securities amounted to $134,711, which represented 0.0% of total net assets.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$407,379,790	$8,125	$407,387,915
U.S. Treasuries	—	5,394,125	—	5,394,125
Investment Company	5,422,930	—	—	5,422,930
TOTAL SECURITIES	$5,422,930	$412,773,915	$8,125	$418,204,970
Other Financial Instruments:[1]
Liabilities	$(76,331)	$—	$—	$(76,331)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust